Acquisition of business operations (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended				12 Months Ended
	Jul. 21, 2021	Oct. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Undrawn borrowing facilities						$ 4,900
Repayments of acquired loans and borrowings						$ 4,759	$ 1,609	$ 1,500
Alexion Pharmaceuticals, Inc.
Disclosure of detailed information about business combination [line items]
Percentage of issued shares acquired	100.00%
Number of ADSs transferred per acquired share	2.1243
Cash transferred per share	$ 60
Total fair value of consideration	$ 41,058
Fair value of issued ADSs	27,196
Cash transferred	13,349
Fair value of replacement employee share awards	513
Intangible assets	26,955
Fair value of inventory recognised in business combination	$ 6,769
Amortisation period for fair value adjustments on inventories	18 months
Contingent liabilities recognised in business combination	$ 76
Other non-current liabilities recognised in business combination	697
Alexion Pharmaceuticals, Inc. | Inventory
Disclosure of detailed information about business combination [line items]
Fair value uplift to previous carrying value	5,635
Alexion Pharmaceuticals, Inc. | Property, plant and equipment
Disclosure of detailed information about business combination [line items]
Fair value uplift to previous carrying value	111
Alexion Pharmaceuticals, Inc. | Products under development
Disclosure of detailed information about business combination [line items]
Intangible assets	2,760
Alexion Pharmaceuticals, Inc. | Launched products
Disclosure of detailed information about business combination [line items]
Intangible assets	$ 23,695
Alexion Pharmaceuticals, Inc. | Bank facilities committed to Alexion acquisition
Disclosure of detailed information about business combination [line items]
Proceeds from borrowings			$ 4,000
Undrawn borrowing facilities							$ 17,500
Cancellation of facilities		$ 13,500	13,500	$ 13,500
Alexion Pharmaceuticals, Inc. | Long-term debt
Disclosure of detailed information about business combination [line items]
Proceeds from borrowings				$ 8,000	$ 8,000
Alexion Pharmaceuticals, Inc. | Loans and borrowings assumed in Alexion acquisition
Disclosure of detailed information about business combination [line items]
Repayments of acquired loans and borrowings			$ 2,300